STOCK-BASED COMPENSATION - Stock options (Details) - Stock option	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Option exercisable term	10 years	10 years
Vesting on the first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting on a pro-rata basis over the succeeding thirty-six months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%	75.00%